Asset retirement obligations - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Asset Retirement Obligation Disclosure [Abstract]
Accretion expense	$ 144	$ 89